Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 10 — Equity

Ordinary Shares

Powerbridge was established under the laws of Cayman Islands on July 27, 2018. The original authorized number of Ordinary Shares was 500,000,000 share with a par value of $0.0001 per share. On August 18, 2018, in order to optimize the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1. After the reverse stock split, the Company’s authorized number of Ordinary Shares became 50,000,000 shares with par value of $0.001 per share and 11,508,747 shares were issued on August 27, 2018 at par value to the original shareholders of Powerbridge Zhuhai, the equivalent to share capital of $11,509. On February 10, 2019, the board of directors further approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6. After the reverse stock split, the Company’s authorized number of Ordinary Shares was 30,000,000 shares with par value of $0.00166667 per share and 6,905,248 shares were issued and outstanding accordingly. The Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to stock split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (“Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’ completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions.

 The Company believes the options contain an explicit service condition and a performance condition. Under ASC 718-10-55-76, if the vesting (or exercisability) of an award is based on the satisfaction of both a service and performance condition, the entity must initially determine which outcomes are probable and recognize the compensation cost over the longer of the explicit or implicit service period. Because an initial public offering generally is not considered to be probable until the initial public offering is effective, no compensation cost will be recognized until the initial public offering occurs.

The Company has elected to recognize stock based compensation expense using a straight-line method for the entire employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the equity awards that are vested at that date. Upon successful completion of a Qualified IPO on April 4, 2019, the Company will recognize stock based compensation for the portion of the requisite service that has been rendered as of that date for the portion for the period from August 2018 to the date of the Completion of Qualified IPO. On April 4, 2019, the Board approved to issue 1,050,500 stock options under 2018 stock option plan.

Additional paid-in capital

As of December 31, 2018 and 2017, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Company’s subsidiaries.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

Powerbridge Zhuhai’s registered capital was $5,516,719 and Powerbridge Beijing’s registered capital was $1,510,620. Both Powerbridge Zhuhai and Powerbridge Beijing had accumulated deficits for the years ended December 31, 2018 and 2017, as a result, the statutory reserve balances were Nil as of December 31, 2018 and 2017.